Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
4.	Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

At December 31,	2017	2018
At cost:
Land	$363	$345
Buildings	22,115	25,415
Machinery and equipment	211	292
Leasehold improvements	4,313	5,785
Furniture and fixtures	32	220
Motor vehicles	304	288
Total	27,338	32,345
Less: accumulated depreciation	(3,590)	(4,971)
Construction in process	13,228	68
Net book value	$36,976	$27,442

Depreciation expenses were $365, $328 and $3,801 for the years ended December 31, 2016, 2017 and 2018, respectively.

The Company was an electronics manufacturing and design services provider of telecommunications and consumer electronic products and fully discontinued its production in Wuxi by the end of June 2013. The Company was seeking a potential buyer for all its long-lived assets related to FPC production since June 2013; hence these assets were classified as assets held for sale in 2013.

However, in December of 2017, management decided not to sell the assets in Wuxi, instead, the assets held for sale were reclassified as property, plant, and equipment. In October 2018, the Company signed a rental agreement to lease the former site of Wuxi factories to a third party. The term of the lease is 12 years, with a 10 months of rent-free incentive from the date of the property is handed over. The property was handed over to the tenant in February 2019, and the useful life of the property was changed from 20 years to 47 years with effective from February of 2019.

At December 31, 2018, scheduled minimum rental payments to be received for buildings leased to others were $12,207 and the lease term expires in 2030.

At December 31,	Minimum rental payments
2019	$—
2020	974
2021	1,006
2022	1,071
2023 and thereafter	9,156
Total	$12,207